Employee Retirement and Profit Sharing Plans - Alpro Defined Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of net periodic benefit cost:
Service cost			$ 1,409	$ 1,311
Interest cost			513	523
Net periodic benefit cost			1,804	1,781	1,256
Defined Benefit Pension Plan [Member]
Components of net periodic benefit cost:
Service cost	440	359	1,409	1,311	973
Interest cost	135	131	513	523	439
Expected return on plan assets	(88)	(49)	(191)	(139)	(206)
Prior service (credit)/cost	4	4	16	18
Unrecognized net (gain)/loss	18	1	3	7
Net periodic benefit cost	$ 509	$ 446	$ 1,750	$ 1,720	$ 1,206